Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
9.	Inventories

	December 31, 2018	December 31, 2017
Current
Concentrate	$69,691	$92,882
Ore stockpiles	76,512	65,556
Provision against carrying value of ore stockpiles	(15,636)	(10,129)
Materials and supplies	185,994	193,902
Provision against carrying value of materials and supplies	(73,591)	(68,069)
	$242,970	$274,142
Non-current
Ore stockpiles	$25,005	$51,144
Provision against carrying value of ore stockpiles	(6,350)	(7,765)
	$18,655	$43,379

During the year ended December 31, 2018, $777.2 million (2017 - $763.8 million) of inventory was charged to cost of sales (Note 5).

During the year ended December 31, 2018, net write down charges of $14.0 million (2017 – net write down reversals of $15.6 million) were recognized in the consolidated statement of income relating to inventory write off and movement in provisions against carrying value. During the year ended December 31, 2018, inventory on which there was a provision against carrying value of $4.4 million (2017 - $56.3 million) was sold and recognized in cost of sales for the period.